FINANCIAL INSTRUMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

NOTE 10—FINANCIAL INSTRUMENTS

Fair Value of Financial Instruments

ASC 820–Fair Value Measurement defines fair value as the exit price, which is the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. ASC 820 also establishes a three-tier fair value hierarchy, which categorizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in the active markets for identical assets and liabilities and the lowest priority to unobservable inputs.

The Company’s financial instruments as of September 30, 2019 and December 31, 2018 consisted primarily of cash and cash equivalents, restricted cash, receivables, payables and debt instruments. The carrying values of these financial instruments approximate their respective fair values, as they are either short-term in nature or carry interest rates that are periodically adjusted to market rates.

NOTE 7—FINANCIAL INSTRUMENTS

Fair Value of Financial Instruments:  ASC 820–Fair Value Measurement defines fair value as the exit price, which is the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. ASC 820 also establishes a three-tier fair value hierarchy, which categorizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in the active markets for identical assets and liabilities and the lowest priority to unobservable inputs.

The Company’s financial instruments as of December 31, 2018 and 2017 consisted primarily of cash and cash equivalents, restricted cash, receivables, payables and debt instruments. The carrying values of these financial instruments approximate their respective fair values, as they are either short-term in nature or carry interest rates that are periodically adjusted to market rates.